Income Tax - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Federal
Current tax expense (benefit)
Deferred tax expense (benefit)	60,427,097
Total federal	60,427,097
State and local
Current tax expense (benefit)
Deferred tax expense (benefit)	20,828,950
Total state and local	20,828,950
Total	$ 81,256,047